Benefit Plans, Health Care Cost Trend Rate and Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (5,967)	$ 2,979
Prior service cost		705
Amortization of net actuarial (loss) gain	274	556	$ 289
Amortization of prior service credit	197	100	(90)
Total	(5,496)	4,340
Retirement Plan [Member]
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(3,275)	2,149
Prior service cost		0
Amortization of net actuarial (loss) gain	(59)	0
Amortization of prior service credit	0	0
Total	(3,334)	2,149
Postretirement Benefits [Member]
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,000
Effect of one percentage point decrease on in assumed health care cost	(954)
Effect of one percentage point increase on in interest and service components	61
Effect of one percentage point decrease on in interest and service components	(48)
Change in component of other comprehensive (loss) income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(2,692)	830
Prior service cost	0	705	0
Amortization of net actuarial (loss) gain	333	556
Amortization of prior service credit	197	100	$ (90)
Total	$ (2,162)	$ 2,191